Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity California Municipal Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	71.80%
Fidelity California Municipal Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity California Municipal Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity California Municipal Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity California Municipal Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity California Municipal Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity California Municipal Money Market Fund - Premium Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity California Municipal Money Market Fund - Premium Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Fidelity California Municipal Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity California Municipal Money Market Fund - Premium Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity California Municipal Money Market Fund - Premium Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity California Municipal Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	71.80%
Fidelity California Municipal Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity California Municipal Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity California Municipal Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity California Municipal Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity California Municipal Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity California Municipal Money Market Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity California Municipal Money Market Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Fidelity California Municipal Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity California Municipal Money Market Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity California Municipal Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	71.80%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity California Municipal Money Market Fund - Institutional Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Fidelity California Municipal Money Market Fund - Institutional Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Fidelity California Municipal Money Market Fund - Institutional Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity California Municipal Money Market Fund - Institutional Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity California Municipal Money Market Fund - Institutional Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%